Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Sales, services	$ 58,539	$ 77,996	$ 220,968	$ 285,179	$ 355,690	$ 698,693
Sales, other	0	0	0	8,436	12,317	25,126
Total Revenues	58,539	77,996	220,968	293,615	368,007	723,819
Cost of goods sold	49,556	43,118	164,270	135,662	271,363	516,057
Gross Profit	8,983	34,878	56,698	157,953	96,644	207,762
Expenses:
Selling, general and administrative expenses	153,155	182,032	384,144	394,232	448,857	484,271
Management and consulting fees	43,322	45,112	137,478	159,948	154,077	197,391
Payroll and related	71,523	27,318	217,825	99,557	190,601	332,102
Stock-based director expense	0	0	291,374	277,543	277,543	0
Total Expenses	268,000	254,462	1,030,821	931,280	1,071,078	1,013,764
Loss Before Other Income (Expense)	(259,017)	(219,584)	(974,123)	(773,327)	(974,434)	(806,002)
Other Income (Expense):
Accretion of discounts on convertible debentures	(31,106)	(9,833)	(103,035)	(119,897)	(134,263)	(212,982)
Change in fair value of derivative liabilities	33,001	265,294	156,503	(1,082,407)	(1,079,355)	572,954
Loss on extinguishment of debt, net	0	(29,582)	0	(303,100)	209,009	23,324
Interest expense	(5,244)	(33,745)	(20,196)	(231,188)	(242,411)	(9,719)
Total Other Income (Expense), net	(3,349)	192,134	33,272	(1,736,592)	(1,665,038)	326,929
Net Loss before Provision for Income Taxes					(2,639,472)	(479,073)
Provision for Income Taxes					0	0
Net Loss	(262,366)	(27,450)	(940,851)	(2,509,919)	(2,639,472)	(479,073)
Increase in value of warrants	0	0	0	(370,726)	(370,726)	0
Accrued and deemed dividend on redeemable convertible preferred stock	(169,740)	(119,822)	(371,926)	(458,269)	(544,329)	(102,087)
Net loss attributable to common stockholders	$ (432,106)	$ (147,272)	$ (1,312,777)	$ (3,338,914)	$ (3,554,527)	$ (581,160)
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)
Weighted Average Number of Common Shares Outstanding	1,329,721,262	1,113,460,014	1,263,939,724	646,347,824	786,228,507	68,619,041